Fair Value Disclosure for Non-financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets	$ 509,125	$ 503,349
Recurring fair value measurement | Investment property | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 36,908	$ 38,205